Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Adjustments for interest income	£ 29,843	£ 29,721	£ 26,461
Adjustments for interest expense	£ 16,589	£ 17,840	£ 11,100